Options (Details) - $ / shares	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning	1,697,638	2,353,829
Granted	0	0
Forfeited	0	(5,200)
Cancelled	(142,737)	(122,653)
Options outstanding, ending	1,554,901	2,225,976
Options exercisable	1,088,572	1,114,655
Weighted average exercise price outstanding, beginning	$ 2.92	$ 8.35
Forfeited	0.00	.78
Cancelled	1.07	.35
Weighted average exercise price outstanding, ending	3.09	8.80
Weighted average exercise price exercisable	4.27	17.23
Weighted average grant date fair value, beginning	1.99	4.30
Forfeited	0.00	.40
Cancelled	.58	.22
Weighted average grant date fair value, ending	2.12	4.54
Weighted average grant date fair value exercisable	$ 2.91	$ 8.80